Provisions - Summary of Detailed Information of Provision (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	€ 230,886	€ 96,954
Charge / (Credit) to results:	131,258	133,932
(+) additional provisions recognized (net)	731,432	133,932
(+/-) Short-term transferred	(597,773)
(-) Amounts used during the year	(2,401)
Carrying amount at year end	362,144	230,886
Non-current [Member] | Provision of compliance [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	5,940
Charge / (Credit) to results:	(2,401)	5,940
(+) additional provisions recognized (net)		5,940
(+/-) Short-term transferred
(-) Amounts used during the year	(2,401)
Carrying amount at year end	3,539	5,940
Non-current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	224,946	96,954
Charge / (Credit) to results:	133,659	127,992
(+) additional provisions recognized (net)	731,432	127,992
(+/-) Short-term transferred	(597,773)
(-) Amounts used during the year
Carrying amount at year end	358,605	224,946
Current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year
Charge / (Credit) to results:	540,796
(+) additional provisions recognized (net)
(+/-) Short-term transferred	597,773
(-) Amounts used during the year	(56,977)
Carrying amount at year end	€ 540,796